CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares		12 Months Ended
	Jun. 25, 2010	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2023	Sep. 29, 2023	Sep. 28, 2023	Mar. 31, 2023	Mar. 31, 2022
Shareholders' equity:
Ordinary shares, authorized	Unlimited	Unlimited	Unlimited
Ordinary shares, par value (in dollars per share)		$ 0	$ 0	$ 0		$ 0		$ 0	$ 0
Ordinary shares, issued (in shares)		48,237,472	43,206,222					76,980,000	16,980,000
Ordinary shares, outstanding (in shares)		48,237,472	43,206,222		52,980,000	8,830,000	8,830	76,980,000	16,980,000